Reserves for Losses and Adjustment Expenses Short-duration Contracts - Historical Claims Duration (Details)	Dec. 31, 2023
Property Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	30.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	39.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	13.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	6.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	2.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	2.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(0.20%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(0.30%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	(0.70%)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Casualty Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	4.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	18.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	33.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	24.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	2.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	1.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(5.10%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(0.40%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	(0.10%)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Marine, Aviation and Energy Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	22.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	33.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	21.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	11.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	3.20%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	3.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(2.80%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(0.70%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	(0.40%)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Financial and Professional Insurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	12.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	28.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	20.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	16.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	5.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	6.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(4.70%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(1.40%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	(0.30%)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Property Catastrophe and Other Property Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	22.60%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	45.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	16.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	5.80%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	2.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	1.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(0.20%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(0.70%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	(0.10%)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Casualty Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	6.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	19.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	22.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	19.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	12.50%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	8.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(5.20%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	(1.70%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%
Specialty Reinsurance
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year One	27.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Two	34.90%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Three	14.30%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Four	7.40%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Five	3.70%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Six	1.10%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Seven	(0.50%)
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Eight	0.00%
Average Annual Percentage Payout of Incurred Claims, Net of Reinsurance, Year Nine	0.00%
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance, Year Ten	0.00%